Investments in Associates and Joint Ventures - Market Price of Investments in Listed Associates (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
NanoEnTek, Inc. [member]
Disclosure of associates [Line Items]
Market value per share	₩ 5,950	₩ 5,020
Number of shares	6,960,445	6,960,445
Fair value	₩ 41,415	₩ 34,941
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Market value per share	₩ 76,500	₩ 44,700
Number of shares	146,100,000	146,100,000
Fair value	₩ 11,176,650	₩ 6,530,670
S.M. Culture & Contents Co., Ltd [member]
Disclosure of associates [Line Items]
Market value per share	₩ 2,700
Number of shares	22,033,898
Fair value	₩ 59,492